SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-monetary exchange (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Non-monetary exchange
Revenues recognized for non-monetary transactions	$ 1,046	$ 674	$ 1,767